Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount	$ 969,103	$ 655,431
Accumulated amortization	341,092	286,980
Net	628,011	368,451
Customer Relationships [Member]
Gross carrying amount	683,006	451,970
Accumulated amortization	198,911	163,913
Net	484,095	288,057
Franchise Rights [Member]
Gross carrying amount	58,363	53,702
Accumulated amortization	42,972	36,919
Net	15,391	16,783
Trademarks and Trade Names [Member]
Gross carrying amount	51,412	29,424
Accumulated amortization	18,674	18,705
Net	32,738	10,719
Other Intangible Assets [Member]
Gross carrying amount	176,322	120,335
Accumulated amortization	80,535	67,443
Net	$ 95,787	$ 52,892